GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL.
GOODWILL

10.GOODWILL

As of December 31, 2023 and 2022, goodwill was nil and $37,797,301, respectively.

The following are activities for goodwill for the year ended December 31:

	2023	2022
Balance at Beginning of Year	$37,797,301	$4,918,823
Acqusitions During the Year	—	38,729,250
Measurement Period Adjustments	114,300	—
Impairments During the Year	(37,911,601)	(5,850,772)
Balance at End of Year	$—	$37,797,301

Goodwill is assigned to the reporting unit, which is the operating segment level or one level below the operating segment. Goodwill arises when the purchase price for acquired businesses exceeds the fair value of tangible and intangible assets acquired less assumed liabilities. Goodwill is reviewed annually for impairment or more frequently if impairment indicators arise. The goodwill impairment test compares the fair value of a reporting unit with its carrying amount. The amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as a goodwill impairment loss. The Company conducts its annual goodwill impairment assessment as of the last day of the fiscal year.

During the period ended March 31, 2023, management noted indications of impairment on the goodwill of its consumer packaged goods reportable segment and recorded an impairment expense of $14,143,983 as a result of management's response and updated earnings projections for unforeseen changes in market demand in the consumer packaged goods market. During the last quarter of December 31, 2023, management noted indications of impairment on the goodwill of its retail reportable segment and recorded an impairment expense of $23,767,618 as a result of unforeseen changes in the market from more than expected retail competition. During the year ended December 31, 2022, management noted indications of impairment on the goodwill of its consumer packaged goods reportable segment and recorded an impairment expense of $5,850,722 as a result of unforeseen market demand and updated earnings projections in the consumer packaged goods market.